SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    William Harris Investors, Inc.
Address: 191 North Wacker Drive, Suite 1500
	 Chicago, IL 60606

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Chief Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   11/9/2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F INFORMATION TABLE
                                             VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MNGRS SOLE     SHARED   NONE
-------------------------- ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3-D SYSTEMS CORP             COM 88554D205      547    29800  SH         SOLE          29800
ACTION SEMICONDUCTOR CO      COM 00507E107      353    41500  SH         SOLE          41500
ADHEREX TECH, INC            COM 00686R200      143   357140  SH         SOLE         357140
ADVANCE AUTO PARTS, INC      COM 00751Y106    11670   354290  SH         SOLE         340890    13400
ALTIGEN COMM, INC            COM 021489109      302   200000  SH         SOLE         200000
ANADYS PHARM, INC            COM 03252Q408      435   150000  SH         SOLE         150000
ANESIVA, INC                 COM 03460L100       68    10000  SH         SOLE          10000
APPLEBEES INT'L, INC         COM 037899101     9118   423900  SH         SOLE         401000    22900
APTARGROUP, INC              COM 038336103     1135    22311  SH         SOLE                   22311
ARENA PHARM, INC             COM 040047102     1198   100000  SH         SOLE         100000
ARQULE, INC                  COM 04269E107      831   197300  SH         SOLE         197300
AVANT IMUNOTHRPTICS, INC     COM 053491106       16    12000  SH         SOLE                   12000
                                                 54    41500  SH      DEFINED                            41500
AVIS BUDGET GROUP            COM 053774105      942    51520  SH         SOLE          48520     3000
BEACON ROOFING SUPPLY, INC   COM 073685109     4985   246317  SH         SOLE         233017    13300
BED BATH & BEYOND, INC       COM 075896100    11554   301982  SH         SOLE         301982
BIOSANTE PHARM, INC          COM 09065V203     3471  1807898  SH         SOLE        1129700   678198
                                                 82    42764  SH      DEFINED                            42764
BROOKFIELD PPTYS             COM 112900105     1095    31000  SH         SOLE          31000
CALLIDUS SOFTWARE            COM 13123E500      598   123000  SH         SOLE         123000
CANARC RESOURCE CORP         COM 13722D101     1396  1939050  SH         SOLE        1843450    95600
                                                 14    20000  SH      DEFINED                            20000
CAPITAL TRUST                COM 14052h506     6574   161400  SH         SOLE         156600     4800
CERADYNE, INC                COM 156710105      374     9100  SH         SOLE           9100
CHECK POINT SOFTWARE TECH    COM M22465104    13117   687500  SH         SOLE         662500    25000
CHORDIANT SOFTWARE, INC      COM 170404107     7924  2581100  SH         SOLE        2480000   101100
CHURCH & DWIGHT              COM 171340102      235     6000  SH         SOLE                    6000
COLLECTORS UNIVERSE, INC     COM 19421R200      860    61658  SH         SOLE          56258     5400
COLOR KINETICS INC           COM 19624P100      705    41500  SH         SOLE          41500
COMMUNITY HEALTH SYSTEMS     COM 203668108     4628   123900  SH         SOLE         119600     4300
CONCEPTUS                    COM 206016107     5997   339000  SH         SOLE         311500    27500
                                                138     7820  SH      DEFINED                             7820
CORTEX PHARM                 COM 220524300      303   100000  SH         SOLE         100000
CURIS, INC                   COM 231269101     1341   978500  SH         SOLE         960000    18500
CV THERAPEUTICS, INC         COM 126667104     3126   280600  SH         SOLE         270100    10500
                                                 43     3900  SH      DEFINED                             3900
DELPHI FIN'L GROUP, INC     CL A 247131105      389     9747  SH      DEFINED                             9747
DESIGN WITHIN REACH, INC     COM 250557105     5123   839112  SH         SOLE         800812    38300
                                                103    16800  SH      DEFINED                            16800
DIAMONDROCK HOSPITALITY CO   COM 252784301     6353   382500  SH         SOLE         356700    25800
DIRECTV GROUP, INC           COM 25459L106      860    43706  SH         SOLE                   43706
DSP GROUP, INC               COM 23332B106      857    37500  SH         SOLE          37500
DURECT CORP                  COM 266605104     1230   300000  SH         SOLE         300000
DYNAVAX TECH CORP            COM 268158102      646   150000  SH         SOLE         150000
EMBARCADERO TECH, INC        COM 290787100     1073   130500  SH         SOLE         130500
ENDOLOGIX, INC               COM 29266S106      160    40000  SH         SOLE                   40000
                                                225    56191  SH      DEFINED                            56191
EXELIXIS PHARM               COM 30161Q104     7343   843042  SH         SOLE         448000   395042
                                                 63     7230  SH      DEFINED                             7230
FLIR SYSTEMS, INC            COM 302445101      652    24000  SH         SOLE          24000
FOREST CITY ENT, INC        CL A 345550107     9711   178843  SH         SOLE          50500   128343
                                                692    12750  SH      DEFINED                            12750
FOREST CITY ENT, INC        CL B 345550305    13795   254898  SH         SOLE         179100    75798
                                                141     2600  SH      DEFINED                             2600
GANNETT CO, INC              COM 364730101    11196   197000  SH         SOLE         197000
GENE LOGIC, INC              COM 368689105     2465  1590300  SH         SOLE        1555000    35300
                                                 26    17000  SH      DEFINED                            17000
GENERAL GROWTH PPTYS         COM 370021107     1080    22670  SH         SOLE          22670
                                                105     2200  SH      DEFINED                             2200
GENZYME CORP                 COM 372917104    13004   192742  SH         SOLE         118720    74022
                                                648     9602  SH      DEFINED                             9602
GTC BIOTHERAPEUTICS, INC     COM 36238T104     7502  6050312  SH         SOLE        5722500   327812
                                                125   101100  SH      DEFINED                           101100
HANA BIOSCIENCES, INC        COM 40963P105     5940   865940  SH         SOLE         828840    37100
HOST HOTELS & RESORTS, INC   COM 44107P104     3967   173000  SH         SOLE         173000
iShares MSCI EAFE           INDX 464287465     2371    35000  SH         SOLE                   35000
I-2 TECHNOLOGIES, INC        COM 465754109      946    50500  SH         SOLE          50500
ICON, PLC                    ADR 45103T107     8717   123500  SH         SOLE         119050     4450
ICOP DIGITAL, INC            COM 44930M203      116    25000  SH         SOLE          25000
INKSURE TECH                 COM 45727E106      129    88500  SH      DEFINED                            88500
INT'L SPEEDWAY               COM 460335201    10661   213900  SH         SOLE         205300     8600
IONA TECHNOLOGIES            ADR 46206P109      540   120000  SH         SOLE         120000
ISIS PHARMACEUTICALS         COM 464330109    18082  2518400  SH         SOLE        2097800   420600
                                                484    67400  SH      DEFINED                            67400
KOSAN BIOSCIENCES, INC       COM 50064W107      724   150000  SH         SOLE         150000
KRONOS, INC                  COM 501052104      818    24000  SH         SOLE          24000
MAPINFO CORP                 COM 565105103      552    43000  SH         SOLE          43000
MCDONALDS                    COM 580135101    11071   283000  SH         SOLE         283000
MEDICURE                     COM 58469E101      340   200000  SH         SOLE         200000
METABASIS THERAPEUTICS, INC  COM 59101M105     1124   200000  SH         SOLE         200000
MHI HOSPITALITY              COM 55302L102     1696   187000  SH         SOLE         176000    11000
                                                 23     2550  SH      DEFINED                             2550
MICROISLET, INC              COM 59507Q106      357   211538  SH         SOLE         211538
MICROSOFT                    COM 594918104     5664   207100  SH         SOLE         205500     1600
MICRUS ENDOVASCULAR          COM 59518V102     11346  874747  SH         SOLE         177861   696886
                                                779    60089  SH      DEFINED                            60089
NIKE, INC                   CL B 654106103     3286    37500  SH         SOLE          37500
NUVEEN RE INCOME FUND       FUND 67071B108      852    32230  SH         SOLE                   32230
                                                 32     1200  SH      DEFINED                             1200
OPEXA THERAPEUTICS, INC      COM 68372T103      116    16700  SH         SOLE          16700
OPSWARE, INC                 COM 68383A101      577    64000  SH         SOLE          64000
ORTHOVITA, INC               COM 68750U102     7216  2067740  SH         SOLE        1988200    79540
PALATIN TECH, INC            COM 696077304     1023   430000  SH         SOLE         400000    30000
                                                  4     1500  SH      DEFINED                             1500
PANACOS PHARM, INC           COM 69811Q106     2371   478079  SH         SOLE         474079     4000
PDL BIOPHARMA, INC           COM 74369L103    10784   561650  SH         SOLE         432250   129400
                                                109     5700  SH      DEFINED                             5700
PEET'S COFFEE                COM 705560100     4834   193300  SH         SOLE         182000    11300
PETSMART                     COM 716768106    14884   536150  SH         SOLE         514100    22050
                                                 31     1100  SH      DEFINED                             1100
PLANTRONICS, INC             COM 727493108      543    31000  SH         SOLE          31000
PROLOGIS TRUST               COM 743410102     6219   108995  SH         SOLE          96072    12923
                                                 50      869  SH      DEFINED                              869
REALOGY CORP                 COM 75605E100     4225   186300  SH         SOLE         186300
RENOVIS, INC                 COM 759885106      963    70000  SH         SOLE          70000
SAMARITAN PHARM, INC         COM 79586Q108       95   306500  SH         SOLE         306500
SANGAMO BIOSCIENCES, INC     COM 800677106     1174   211100  SH         SOLE         211100
SENOMYX, INC                 COM 81724Q107     7909   514590  SH         SOLE         499052    15538
                                                 92     6000  SH      DEFINED                             6000
SILICON IMAGE, INC           COM 82705T102      445    35000  SH         SOLE          35000
SIMON PPTY GROUP, INC        COM 828806109     3900    43037  SH         SOLE          40440     2597
                                                 18      200  SH      DEFINED                              200
SONIC SOLUTIONS              COM 835460106     8721   572220  SH         SOLE         548720    23500
                                                141     9280  SH      DEFINED                             9280
SPEEDWAY MOTORSPORTS, INC    COM 847788106     3916   107540  SH         SOLE         101600     5940
SPSS, INC                    COM 78462k102      361    14500  SH         SOLE          14500
STRATASYS, INC               COM 862685104    12828   485737  SH         SOLE         464437    21300
SUPERGEN, INC                COM 868059106      746   160000  SH         SOLE         160000
SYMANTEC CORP                COM 871503108    12309   578432  SH         SOLE         578432
SYMYX TECHNOLOGIES           COM 87155S108      657    31000  SH         SOLE          31000
TANOX, INC                   COM 87588q109     4013   339500  SH         SOLE         328100    11400
TEKELEC                      COM 879101103      249    19228  SH         SOLE                   19228
TRIBUNE                      COM 896047107     9708   296700  SH         SOLE         296700
TYLER TECHNOLOGIES, INC      COM 902252105      259    20000  SH         SOLE          20000
US PHYSICAL THERAPY          COM 90337L108     8296   695981  SH         SOLE         620521    75460
                                                 42     3500  SH      DEFINED                             3500
VENTAS, INC                  COM 92276F100     4027   104500  SH         SOLE          95000     9500
                                                297     7700  SH      DEFINED                             7700
VIAD CORP                    COM 92552R406    11828   334025  SH         SOLE         320625    13400
                                                 22      625  SH      DEFINED                              625
WEBMETHODS, INC              COM 94768C108     5469   714900  SH         SOLE         675000    39900
WENDY'S INTL, INC            COM 950590109     6211    92700  SH         SOLE          92700
WILLIAMS SONOMA              COM 969904101      837    25840  SH         SOLE          25840
WYNDHAM WORLDWIDE CORP       COM 98310W108     2714    97040  SH         SOLE          97040
XOMA LTD                     COM G9825R107     3917  2072700  SH         SOLE        1873000   199700
                                                 43    23000  SH      DEFINED                            23000
ZEBRA TECH CORP             CL A 989207105     2684    75100  SH         SOLE          71500     3600

Form 13FSUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  137

Form 13F Information Table Value Total: $439,433 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
NONE